Document and Entity Information	0 Months Ended
Apr. 08, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr. 08, 2013
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Apr. 08, 2013
Document Effective Date	Apr. 08, 2013
Prospectus Date	Aug. 29, 2012
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | A
Risk/Return:
Trading Symbol	POPAX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | B
Risk/Return:
Trading Symbol	POOBX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | C
Risk/Return:
Trading Symbol	POPCX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | R
Risk/Return:
Trading Symbol	AOORX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | P
Risk/Return:
Trading Symbol	AOCPX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | Administrative
Risk/Return:
Trading Symbol	POADX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | D
Risk/Return:
Trading Symbol	APPDX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | Institutional
Risk/Return:
Trading Symbol	POFIX